Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 4 – DISCONTINUED OPERATIONS

The Company’s subsidiary REIT Holdings (China) Limited (“REIT Holdings”) and its subsidiaries were primarily engaged in municipal construction material sales business, municipal construction projects and equipment manufacture and sales business. On December 31, 2024, the Company, with the Board approval, sold its 100% ownership interest in REIT Holdings to a third-party buyer (the “Buyer”), a less-than 5% Class A shareholder of the Company, for a cash consideration of $80,000 (based on the valuation assessed by a third party valuation firm), which was fully paid by the Buyer by December 31, 2024. The disposition was completed on December 31, 2024. The Company recorded a loss from the disposition of $3,577,279 for the year ended December 31, 2024.

The discontinued operations represent a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2022 and 2023 were reported as loss from discontinued operations.

The results of discontinued operations of REIT Holdings for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Year Ended December 31,
	2024	2023	2022
Revenues	$2,429,726	$3,225,505	$6,269,178
Cost of revenues	1,249,372	3,016,974	5,463,660
Gross profit	1,180,354	208,531	805,518
Operating expenses	897,658	5,070,857	10,186,565
Gain (loss) from discontinued operations	282,696	(4,862,326)	(9,381,047)
Other income (loss), net	(373,467)	(4,697,061)	454,782
Loss before tax	(90,771)	(9,559,387)	(8,926,265)
Income tax benefit	(16,424)	(16,639)	(17,562)
Net loss from discontinued operations	$(74,347)	$(9,542,748)	$(8,908,703)

Assets and liabilities of the discontinued operations of REIT Holdings as of December 31, 2023 were as follows

As of December 31,
2023
Cash	$1,261,182
Accounts receivable, net	1,062,237
Accounts receivable - related party	108,188
Advance to suppliers, net	5,291,192
Advances to suppliers - related party	1,807,965
Prepaid expenses and other current assets	179,714
Inventories	136,191
Current assets of discontinued operations	9,846,669
Property and equipment, net	7,723,749
Intangible assets, net	4,449,857
Long-term investment	2,337,451
Right of use assets	194,478
Non-current assets of discontinued operations	14,705,535
Total assets of discontinued operations	$24,552,204

Short term bank loans, net	$5,387,400
Third-party loan	852,125
Advances from customers	1,711,034
Advances from customers - related party	344,051
Deferred grant - current portion	191
Accounts payable	2,939,439
Taxes payable	1,732,802
Accrued liabilities and other payables	1,848,218
Deferred tax liabilities	299,622
Lease liabilities - current	89,500
Current liabilities of discontinued operations	15,204,382
Long-term third-party loans	2,864,488
Lease liabilities - non-current	103,830
Non-current liabilities of discontinued operations	2,968,318
Total liabilities of discontinued operations	$18,172,700